INVESTMENT IN MARKETABLE SECURITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Investment In Marketable Securities
SCHEDULE OF INVESTMENT IN MARKETABLE SECURITIES

	As of
	September 30, 2022	December 31, 2021

Cost of investment	$89,001	$577,035
Dividend income from Greenpro Capital Corp.	-	18,939
Unrealized holding loss	(64,284)	(505,231)
Exchange rate effect	(447)	(1,742)
Investment in marketable securities	$24,270	$89,001

	As of December 31,
	2021	2020
Cost of investment	$577,035	$66,484
Dividend income from Greenpro Capital Corp.	18,939	160,062
Unrealized holding (loss) gain	(505,231)	350,137
Exchange rate effect	(1,742)	352
Investment in marketable securities	$89,001	$577,035